Note 13 - Leases - Summary of Carrying Amounts of Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 7,513	$ 9,494
Office premises [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,498	5,600
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 2,015	$ 3,894